Stockholders' (Deficit) Equity and Stock-Based Compensation - Plan Narratives (Details) - 2022 Omnibus Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant	488,646
Stock-based compensation recognized	$ 2.2	$ 0.1
Accrued bonus	$ 1.4
Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	1,500,000
Options to purchase common stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (in years)	3 years
Contractual period (in years)	10 years